UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Trivium Capital Management LLC
Address: 600 Lexington Avenue
         23rd Floor
         New York, NY  10022

13F File Number:  28-10726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kelly Ireland
Title:     Chief Financial Officer
Phone:     (212) 715-3140

Signature, Place, and Date of Signing:

     /s/ Kelly Ireland     New York, NY     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $166,202 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 CENTS ONLY STORES           COM              65440K106    16761  1527900 SH       SOLE                  1527900        0        0
AVANEX CORP                    COM NEW          05348W307     3518   751868 SH       SOLE                   751868        0        0
AVIZA TECHNOLOGY INC           COM              05381A105      441  1104500 SH       SOLE                  1067916        0    36584
BLOCKBUSTER INC                CL A             093679108    10452  5099000 SH       SOLE                  5099000        0        0
CASCADE MICROTECH INC          COM              147322101     1533   362606 SH       SOLE                   355394        0     7212
CHIPMOS TECH BERMUDA LTD       SHS              G2110R106    14641  8612506 SH       SOLE                  8328118        0   284388
DELTEK INC                     COM              24784L105     2578   424069 SH       SOLE                   421454        0     2615
LATTICE SEMICONDUCTOR CORP     COM              518415104     7992  3880000 SH       SOLE                  3770200        0   109800
MARINEMAX INC                  COM              567908108     9864  1364421 SH       SOLE                  1328572        0    35849
MINDSPEED TECHNOLOGIES INC     COM NEW          602682205     5051  2122500 SH       SOLE                  2065636        0    56864
MIPS TECHNOLOGIES INC          COM              604567107    16157  4603224 SH       SOLE                  4440357        0   162867
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206    38628  1729900 SH       SOLE                  1714613        0    15287
NEXTWAVE WIRELESS INC          COM              65337Y102     3485  5809500 SH       SOLE                  5569292        0   240208
O2MICRO INTERNATIONAL LTD      SPONS ADR        67107W100    10399  2864866 SH       SOLE                  2784828        0    80038
P F CHANGS CHINA BISTRO INC    COM              69333Y108     7895   335399 SH       SOLE                   335399        0        0
QUIKSILVER INC                 COM              74838C106     4592   800000 SH       SOLE                   800000        0        0
SMITHFIELD FOODS INC           COM              832248108     3176   200000 SH       SOLE                   200000        0        0
SOURCEFORGE INC                COM              83616W101     5023  3694060 SH       SOLE                  3694060        0        0
TRINA SOLAR LIMITED            SPON ADR         89628E104     4016   175000 SH       SOLE                   175000        0        0